Acquisition and Disposal - Schedule of Fair Value of the Purchase Price (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2024
Acquisition of Carve Group [Member]
Consideration transferred:
Stock consideration	¥ 2,102,027
Total fair value of purchase price	2,102,027
Acquisition of Real Prospect [Member]
Consideration transferred:
Stock consideration	1,043,547
Total fair value of purchase price	1,043,547
Acquisition of Times Good [Member]
Consideration transferred:
Stock consideration	906,152
Cash consideration	179,709
Total fair value of purchase price	¥ 1,085,861
Acquisition of AIFU [Member]
Consideration transferred:
Stock consideration		¥ 1,341,422
Add: Non-controlling interest		1,336,190
Total fair value of purchase price		¥ 2,677,612